Investor A C Institutional and Class R [Member] Expense Example, No Redemption - Investor A, C, Institutional and Class R - BLACKROCK ADVANTAGE LARGE CAP GROWTH FUND - Investor C Shares	May 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 165
Expense Example, No Redemption, 3 Years	574
Expense Example, No Redemption, 5 Years	1,009
Expense Example, No Redemption, 10 Years	$ 1,979